Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 61,835	¥ 402,310	¥ 83,620	¥ 216,834
Net cash used in investing activities	(107,486)	(699,336)	(841,017)	(370,130)
Net cash generated from financing activities	167,459	1,089,537	209,472	1,115,032
Net increase(decrease) in cash and cash equivalents	100,244	652,213	(387,636)	1,040,639
Cash and cash equivalents at beginning of year	199,409	1,297,418	1,685,054	644,415
Cash and cash equivalents at end of year	299,653	1,949,631	1,297,418	1,685,054
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(2,816)	(18,324)	(78,567)	(26,621)
Net cash used in investing activities	(198,430)	(1,291,042)	(617,613)	(977,300)
Net cash generated from financing activities	239,480	1,558,127	494,851	1,798,230
Net increase(decrease) in cash and cash equivalents	38,234	248,761	(201,329)	794,309
Cash and cash equivalents at beginning of year	91,737	596,871	798,200	3,891
Cash and cash equivalents at end of year	$ 129,971	¥ 845,632	¥ 596,871	¥ 798,200